3. Fair Value of Financial Instruments (Details)	Dec. 31, 2014	Dec. 31, 2013
Warrants	(2,070)
Level 1
Warrants	0
Level 1 | Public Offering Warrants
Warrants	0
Level 1 | Series B Warrants
Warrants	0	0
Level 2
Warrants	0
Level 2 | Public Offering Warrants
Warrants	0
Level 2 | Series B Warrants
Warrants	0	0
Level 3
Warrants	(2,070)
Level 3 | Public Offering Warrants
Warrants	(587)
Level 3 | Series B Warrants
Warrants	(1,483)	(1,548)
Public Offering Warrants
Warrants	(587)
Series B Warrants
Warrants	(1,483)	(1,548)